Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000076721_SupplementTextBlock	Pax World Funds Series Trust I ESG Managers Asset Allocation Portfolios Supplement Dated September 26, 2013 to the Prospectus Dated May 1, 2013
Risk/Return [Heading]	rr_RiskReturnHeading	ESG Managers Income Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Beginning October 1, 2013, the ESG Managers Portfolios plan to invest primarily through mutual funds and/or exchange-traded funds (“ETFs”).  Pax World Management LLC has agreed, effective October 1, 2013, to reduce the management fees it is paid by each ESG Managers Portfolio with respect to the portion of assets invested in mutual funds and/or ETFs to an annual rate of 0.45% of the Fund’s average daily net assets that are so invested.

Accordingly, effective October 1, 2013, the tables entitled “Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)” and “Example of Expenses” for each of the ESG Managers Portfolios are deleted in their entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The table below is intended to help an investor compare the cost of investing in shares of the Income Portfolio with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in shares of the applicable Class for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Class’s operating expenses remain the same throughout those periods. Although an investor’s actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%	[1],[2]
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.01%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[1],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.29%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.82%)	[1],[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.47%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 593
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,181
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,072
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,355
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%	[1],[2]
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.01%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[1],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.04%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.82%)	[1],[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	691
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,578
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,871
Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.46%	[1],[2]
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.01%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%	[1],[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.04%
Contractual Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.82%)	[1],[5]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	325
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	989
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,053
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,709
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	225
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	989
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,053
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,709

[1]	Restated to give effect to contractual changes effective October 1, 2013, assuming assets allocated to certain Sleeve Subadvisers during the most recent fiscal year were instead allocated to mutual funds or ETFs advised or subadvised by such Sleeve Subadvisers.
[2]	This fee is blended, applying the reduced 0.45% management fee to the portion of fund assets allocated to mutual funds or ETFs, and applying previously existing management fees to the portion of fund assets managed directly by Sleeve Subadvisers.
[3]	Restated to reflect cost savings that will result from contractual changes effective October 1, 2013, including contractual reductions in custody and fund accounting service fees.
[4]	Acquired Fund Fees and Expenses represent expenses indirectly borne by the Fund through its investment in other investment companies.
[5]	The Adviser has agreed contractually to reimburse a portion of the Fund's expenses so that the Fund's Other Expenses (excluding management fees, distribution and service fees, interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses other than those attributable to advisory fees indirectly borne by the Fund through its investment in funds (other than ETFs) advised by the Adviser), as a percentage of its average net assets, do not exceed 0.24% on an annualized basis. This reimbursement arrangement will continue in effect until at least December 31, 2015 unless modified or terminated by the Fund's Trustees.